Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance

The tables below show the following information for the past three years: (i) our Named Executive Officers’ (“NEO’s”) “Total” compensation reported in the “Summary Compensation Table”; (ii) the “Compensation Actually Paid” to named executive officers (calculated using rules required by the SEC); (iii) our total shareholder return; (iv) the Peer Group Total Shareholder Return represented by of the KBW NASDAQ Bank Index; (v) our net income; and (vi) diluted earnings per share. We have identified diluted earnings per share as the financial measure that, in our assessment, represents the most important performance measure used to link executive compensation actually paid during the most recent fiscal year to Company performance. “Compensation actually paid” does not represent the value of cash and shares of the Company’s common stock received by NEOs during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation Actually Paid” amounts below differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis.”
					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEO’s(1) ($)	Average Compensation Paid for Non- CEO NEO’s(2) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)
2022	1,489,141	1,472,669	700,688	694,394	103.13	97.52	61,119,000
2021	1,466,249	1,604,735	691,800	754,470	102.25	124.06	70,654,000
2020	1,291,361	1,105,544	576,436	516,814	75.64	89.69	36,988,000
(1)	The CEO for each reported period was Steven M. Klein. The Other NEO’s for each reported period were William R. Jacobs, David V. Fasanella, Tara L. French, and Robin Lefkowitz.
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and are assumed to be paid at the targeted amounts. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” (all amounts are averages for the NEOs other than the CEO):

					Equity Award Adjustments
	Executive(s)	Summary Compensation Table Total ($)	Deduct Equity Awards Granted in Current Year ($)	Add year-end Value of Unvested Equity Awards Granted in Current Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vest in Current Year ($)	Compensation Actually Paid ($)
2022	CEO	1,489,141	296,490	295,551	(13,840)	(1,693)	1,472,669
2022	Other NEO’s	700,688	119,131	118,754	(5,279)	(638)	694,394
2021	CEO	1,466,249	283,909	371,196	49,602	1,597	1,604,735
2021	Other NEO’s	691,800	112,043	146,490	17,742	10,481	754,470
2020	CEO	1,291,361	227,506	177,429	—	(135,740)	1,105,544
2020	Other NEO’s	576,436	81,375	63,463	(8,310)	(33,400)	516,814

Company Selected Measure Name	diluted earnings per share
Named Executive Officers, Footnote [Text Block]
(1)	The CEO for each reported period was Steven M. Klein. The Other NEO’s for each reported period were William R. Jacobs, David V. Fasanella, Tara L. French, and Robin Lefkowitz.

PEO Total Compensation Amount	$ 1,489,141	$ 1,466,249	$ 1,291,361
PEO Actually Paid Compensation Amount	$ 1,472,669	1,604,735	1,105,544
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and are assumed to be paid at the targeted amounts. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” (all amounts are averages for the NEOs other than the CEO):

					Equity Award Adjustments
	Executive(s)	Summary Compensation Table Total ($)	Deduct Equity Awards Granted in Current Year ($)	Add year-end Value of Unvested Equity Awards Granted in Current Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vest in Current Year ($)	Compensation Actually Paid ($)
2022	CEO	1,489,141	296,490	295,551	(13,840)	(1,693)	1,472,669
2022	Other NEO’s	700,688	119,131	118,754	(5,279)	(638)	694,394
2021	CEO	1,466,249	283,909	371,196	49,602	1,597	1,604,735
2021	Other NEO’s	691,800	112,043	146,490	17,742	10,481	754,470
2020	CEO	1,291,361	227,506	177,429	—	(135,740)	1,105,544
2020	Other NEO’s	576,436	81,375	63,463	(8,310)	(33,400)	516,814

Non-PEO NEO Average Total Compensation Amount	$ 700,688	691,800	576,436
Non-PEO NEO Average Compensation Actually Paid Amount	$ 694,394	754,470	516,814
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and are assumed to be paid at the targeted amounts. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” (all amounts are averages for the NEOs other than the CEO):

					Equity Award Adjustments
	Executive(s)	Summary Compensation Table Total ($)	Deduct Equity Awards Granted in Current Year ($)	Add year-end Value of Unvested Equity Awards Granted in Current Year ($)	Change in Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Value of Equity Awards Granted in Prior Years Which Vest in Current Year ($)	Compensation Actually Paid ($)
2022	CEO	1,489,141	296,490	295,551	(13,840)	(1,693)	1,472,669
2022	Other NEO’s	700,688	119,131	118,754	(5,279)	(638)	694,394
2021	CEO	1,466,249	283,909	371,196	49,602	1,597	1,604,735
2021	Other NEO’s	691,800	112,043	146,490	17,742	10,481	754,470
2020	CEO	1,291,361	227,506	177,429	—	(135,740)	1,105,544
2020	Other NEO’s	576,436	81,375	63,463	(8,310)	(33,400)	516,814

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and Performance
The charts below highlight the alignment between “Compensation Actually Paid” to our NEO’s and our TSR performance, net income, and diluted earnings per share (“Diluted EPS”) for the past three fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Performance
The charts below highlight the alignment between “Compensation Actually Paid” to our NEO’s and our TSR performance, net income, and diluted earnings per share (“Diluted EPS”) for the past three fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Performance
The charts below highlight the alignment between “Compensation Actually Paid” to our NEO’s and our TSR performance, net income, and diluted earnings per share (“Diluted EPS”) for the past three fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Performance
The charts below highlight the alignment between “Compensation Actually Paid” to our NEO’s and our TSR performance, net income, and diluted earnings per share (“Diluted EPS”) for the past three fiscal years.

Tabular List [Table Text Block]
List of Financial Performance Measures
For performance year 2022, our Compensation Committee identified the performance measures listed below as the most important in their compensation-setting process for NEO’s.
•	Diluted Earnings Per Share
•	Return on Average Assets
•	Total Loan Growth
•	C&I Loan Growth
•	Total Deposit Growth
•	Transaction Deposit Growth

Total Shareholder Return Amount	$ 103.13	102.25	75.64
Peer Group Total Shareholder Return Amount	97.52	124.06	89.69
Net Income (Loss)	$ 61,119,000	$ 70,654,000	$ 36,988,000
PEO Name	Steven M. Klein	Steven M. Klein	Steven M. Klein
Equity awards cancelled due to a failure to meet vesting conditions	0	0	0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Loan Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	C&I Loan Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Deposit Growth
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Transaction Deposit Growth
PEO [Member] | Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (296,490)	$ (283,909)	$ (227,506)
PEO [Member] | Year-end Value of Unvested Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	295,551	371,196	177,429
PEO [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,840)	49,602	0
PEO [Member] | Change in Value of Equity Awards Granted in Prior Years Which Vest in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,693)	1,597	(135,740)
Non-PEO NEO [Member] | Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(119,131)	(112,043)	(81,375)
Non-PEO NEO [Member] | Year-end Value of Unvested Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	118,754	146,490	63,463
Non-PEO NEO [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,279)	17,742	(8,310)
Non-PEO NEO [Member] | Change in Value of Equity Awards Granted in Prior Years Which Vest in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (638)	$ 10,481	$ (33,400)